Disposals of businesses and deconsolidation of subsidiaries - SeaMex Limited Gain on Disposal (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Mar. 10, 2015	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Acquisitions and Disposals [Line Items]
Total current assets				$ 0	$ 134
Total non-current assets				128	1,105
Total assets				128	1,239
Total current liabilities				0	58
Total non-current liabilities				0	50
Gain on sale	[1]			$ (63)	632	$ 61
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Net cash consideration received		$ 749
Seller’s credit recognized		250
Direct repayment of debt by the JV on behalf of Seadrill		150
Consideration receivable in respect of West Titania		162	$ 162
Other related party balances payable		(71)
Cash paid to acquire 50% interest in the JV		(163)
Consideration		1,077
FAIR VALUE OF RETAINED 50% INVESTMENT IN SEAMEX LIMITED		163
Cash and cash equivalents		40			27
Deferred tax assets - short term		8			9
Other current assets		20			20
Total current assets		68			134
Drilling units		969			965
Deferred tax asset - long term		4			5
Other non-current assets		86			86
Goodwill		49			49
Total non-current assets		1,108			1,105
Total assets		1,176			1,239
Trade accounts payable		(1)			(2)
Other current liabilities		(56)			(56)
Total current liabilities		57			58
Other non-current liabilities		(60)			(50)
Total non-current liabilities		60			50
Total liabilities		117			$ 108
Carrying value of net assets		1,059
Gain on sale		$ 181
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Ownership interest, percentage		50.00%		50.00%	0.00%	0.00%

[1]	Includes transactions with related parties. Refer to Note 31.